Revenue from Contracts with Customers (Details) - SEK (kr) kr in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contracts with Customers
Net sales	kr 64,047	kr 113,781	kr 229,347
Expected return of liability for returns and rebates		6,900
Performance obligation	0	0
USA
Revenue from Contracts with Customers
Net sales	63,627	81,590
Europe
Revenue from Contracts with Customers
Net sales	420	3,387	201,878
Asia
Revenue from Contracts with Customers
Net sales		28,804	27,469
Product sales
Revenue from Contracts with Customers
Net sales	63,627	81,590
Outlicensing of product
Revenue from Contracts with Customers
Net sales		28,804	225,252
Performance of certain regulatory services
Revenue from Contracts with Customers
Net sales	kr 420	kr 3,387	kr 4,095